Concentrations (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)
Concentrations [Line Items]
Cash, cash equivalents and restricted cash (in Dollars)	$ 17,253,995		$ 4,413,218
Maximum limit amount	$ 68,531	¥ 500,000
Other Customer [Member]
Concentrations [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%
Accounts receivable [Member]
Concentrations [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%
Revenue [Member]
Concentrations [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%
Accounts payable [Member]
Concentrations [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%